Change of Functional Currency and Presentation Currency - Statements of Cash Flows (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CLP ($)
Types of collection from operating activities
Collections from the sale of goods and services	$ 6,725,625		$ 6,873,268			$ 7,008,302
Collections from leasing and subsequent sale of such assets	16,838		28,971			53,014
Other collections from operating activities	6,326		13,608			2,158
Types of payment cash from operating activities
Payments to suppliers for goods and services	(4,833,436)		(4,778,565)			(5,522,146)
Payments to and on behalf of employees	(145,982)		(155,906)			(174,412)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale			(6,704)
Other payments for operating activities	(167,510)		(140,468)			(165,747)
Income taxes paid	(272,166)		(206,205)			(351,226)
Other cash outflows, net	(10,017)		(5,829)			(9,778)
Net cash flows from operating activities	1,319,678		1,622,170			840,165
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses						619,217
Cash flows used to obtain the control of subsidiaries or other businesses						(76)
Other cash payments to acquire equity or debt instruments of other entities			(2,348)			(1,750)
Other collections from the sale of shares in joint ventures						35,316
Proceeds from the sale of property, plant and equipment	2,285					40,456
Purchases of property, plant and equipment	(462,284)		(724,780)			(758,168)
Proceeds from the sale of intangible assets			(40,637)			(30,517)
Payments for future, forward, option and swap contracts	(5,675)		(4,742)			(64,689)
Collections from future, forward, option and swap contracts	1,274		9,136			16,324
Dividends received	1,001					33
Interest received	12,322		22,013			41,179
Other cash inflows			3,762
Net cash flows used in investing activities	(487,901)		(737,596)			(102,675)
Cash flows from (used in) financing activities
Proceeds from long-term loans	190,000		475,021			296,125
Proceeds from short-term loans						326
Loans from related companies			1,157,361			914,006
Payments of loans	(237,115)		(800,468)			(100,919)
Payments on borrowings and lease liabilities	(36,535)		(18,956)			(21,929)
Payments of loans to related entities	(161,092)		(1,304,231)			(1,494,223)
Dividends paid	(351,451)		(365,644)			(478,139)
Interest paid	(174,336)		(217,723)			(229,992)
Other outflows of cash, net	(366)		(20,147)			2,441
Net cash flows used in financing activities	(770,895)		(1,094,787)			(1,112,304)
Net decrease in cash and cash equivalents before effect of exchange rate movements	60,882		(210,213)			(374,814)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	16,281		(47,232)			(5,593)
Net decrease in cash and cash equivalents	77,163		(257,445)			(380,407)
Cash and cash equivalents at beginning of year	384,761	[1]	642,206			1,022,613
Cash and cash equivalents at end of year	$ 461,924		$ 384,761	[1]		$ 642,206
As reported
Types of collection from operating activities
Collections from the sale of goods and services					$ 6,486,575,452		$ 5,886,342,023
Collections from leasing and subsequent sale of such assets					27,340,625		44,527,326
Other collections from operating activities					12,842,555		1,812,296
Types of payment cash from operating activities
Payments to suppliers for goods and services					(4,509,721,561)		(4,638,105,198)
Payments to and on behalf of employees					(147,134,962)		(146,490,612)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale					(6,326,670)
Other payments for operating activities					(132,565,162)		(139,212,339)
Income taxes paid					(194,603,727)		(294,998,284)
Other cash outflows, net					(5,500,674)		(8,212,967)
Net cash flows from operating activities					1,530,905,876		705,662,245
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses							520,086,080
Cash flows used to obtain the control of subsidiaries or other businesses							(63,727)
Other cash payments to acquire equity or debt instruments of other entities					(2,216,167)		(1,470,000)
Other collections from the sale of shares in joint ventures							29,662,554
Proceeds from the sale of property, plant and equipment							33,979,203
Purchases of property, plant and equipment					(684,003,978)		(636,792,401)
Proceeds from the sale of intangible assets					(38,350,319)		(25,631,385)
Payments for future, forward, option and swap contracts					(4,475,539)		(54,333,349)
Collections from future, forward, option and swap contracts					8,622,118		13,710,904
Dividends received							27,540
Interest received					20,774,572		34,586,244
Other cash inflows					3,549,909
Net cash flows used in investing activities					(696,099,404)		(86,238,337)
Cash flows from (used in) financing activities
Proceeds from long-term loans					448,296,220		248,718,361
Proceeds from short-term loans							273,777
Loans from related companies					1,092,247,399		767,682,700
Payments of loans					(755,433,698)		(84,762,889)
Payments on borrowings and lease liabilities					(17,889,151)		(18,418,666)
Payments of loans to related entities					(1,230,854,131)		(1,255,012,700)
Dividends paid					(345,072,557)		(401,593,903)
Interest paid					(205,473,569)		(193,172,908)
Other outflows of cash, net					(19,013,832)		2,050,585
Net cash flows used in financing activities					(1,033,193,319)		(934,235,643)
Net decrease in cash and cash equivalents before effect of exchange rate movements					(198,386,847)		(314,811,735)
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents					18,494,876		2,889,326
Net decrease in cash and cash equivalents					(179,891,971)		(311,922,409)
Cash and cash equivalents at beginning of year					563,291,290		875,213,699
Cash and cash equivalents at end of year					$ 383,399,319		$ 563,291,290

[1]	See Note 3.